Property, plant and equipment - Summary of Acquisitions and Capitalized Interest by Operating Segment (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	€ 763	€ 702
Of which capitalized interest	23	22
Biopharma
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	763	663
Biopharma | Of which Manufacturing & Supply
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	594	453
OPAL JV Co
Disclosure of detailed information about property, plant and equipment [line items]
Acquisitions	€ 0	€ 39